Commitment and Contingencies - Summary of future minimum lease payments of capital leases (Detail) $ in Thousands	Feb. 03, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 4,791
2019	4,510
2020	4,807
2021	4,833
2022	4,894
Thereafter	39,333
Total , Gross	63,168
Amount representing interest	(27,466)
Total	$ 35,702